RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Balances And Transactions
Schedule of related party transactions

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	$	$	$
Salaries and Benefits	1,187	1,572	959
Stock-based compensation	1,345	869	554
Non-executive directors’ fees	—	—	15
Total	2,532	2,441	1,528